Equity - Schedule of changes in currency translation reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [Line Items]
Opening balance	€ (4,013)	€ (3,621)
Closing balance	(2,342)	(4,013)	€ (3,621)
Currency translation reserve [member]
Disclosure of reserves within equity [Line Items]
Opening balance	(2,079)	(2,043)	(1,663)
Unrealised revaluations	106	(134)	71
Realised gains/losses transferred to the statement of profit or loss	(1)	(138)
Exchange rate differences	(1,662)	236	(451)
Closing balance	€ (3,636)	€ (2,079)	€ (2,043)